CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Interest income	£ 14,094	£ 13,980
Interest expense	(7,548)	(7,758)
Net interest income	6,546	6,222
Fee and commission income	1,202	1,186
Fee and commission expense	(597)	(883)
Net fee and commission income	605	303
Net trading income	150	331
Other operating income	1,534	1,520
Other income	2,289	2,154
Total income	8,835	8,376
Operating expenses	(5,635)	(5,436)
Impairment	(442)	(122)
Profit before tax	2,758	2,818
Tax expense	(818)	(811)
Profit for the period	1,940	2,007
Profit attributable to ordinary shareholders	1,709	1,824
Profit attributable to other equity holders	215	172
Profit attributable to equity holders	1,924	1,996
Profit attributable to non-controlling interests	£ 16	£ 11